NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Tau Agreement - ELOC and Second ELOC Agreement (Details)			3 Months Ended	12 Months Ended
	Feb. 05, 2025 USD ($) D shares	Jul. 31, 2024 USD ($) D shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) loan shares	Sep. 30, 2025 USD ($)
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock subscription receivable | $				$ 41,089	$ 41,089
Six subordinated loan agreements
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of subordinated loan agreement | loan				6
Subordinated demand notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Extension term of debt instrument				1 year
Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable				10,000,000
Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable				166,667
ELOC Agreement
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Maximum Aggregate Purchase Price | $	$ 12,250,000	$ 10,000,000
Agreement Term		24 months
Number of shares of individual advances requested	2,000	100,000
Advances requested, percentage of average daily volume of Common Stock traded	50.00%	50.00%
Threshold trading days | D	30	30
Shares price payable as percentage of VWAP of the Common Stock	97.00%	97.00%		97.00%
Threshold consecutive trading days | D	3	3
Common Stock that may be issuable				1,615,168
Shares issued under Tau agreement settled (in shares)			24,092	1,574,263
Pricing period of consecutive trading days				3 days
Reduction in advance amount, percentage				33.00%
Commitment fee, percentage				1.25%
Number of shares transferred by related party				7,378
Shares issued to settle related party advances and promissory notes (in shares)			38,500	1,566,885
Stock subscription receivable | $			$ 154,619	$ 41,089
Amount of advance notices | $			441,524	$ 2,093,822
Number of shares settled				35,282
shares sold under the share purchase agreement | $			303,001	$ 22,888
Shares purchased during the period under the agreement | $			272,440	1,911,472
Shares purchased under the share purchase agreement | $			$ 30,562	$ 2,116,710